Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Effective income tax rate on continuing operations (as a percent)	21.30%	19.30%
Anticipated effective tax rate for beginning of year to date (as a percent)	24.20%
Discrete income tax expense (benefit)	$ 1.8